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                           [LETTERHEAD OF METLIFE]

                                                        March 3, 1997

Securities and Exchange Commission
450 Fifth Street N.W.
Judiciary Plaza
Washington, D.C. 20549

   Re: State Street Research Portfolios, Inc.
       Securities Act of 1933 File No. 33-42129
       Investment Company Act of 1940 File No. 811-6375
       CIK 0000878059

Dear Sir or Madam:

        The undersigned, STATE STREET RESEARCH PORTFOLIOS, INC., a Maryland Corporation (the "Registrant"), does hereby certify as follows:

(1) That the forms of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 of the Securities Act of 1933, as amended (the "Securities Act"), would not have differed from that contained in the most recent amendment to the registration statement of the Registrant (Post-Effective Amendment No. 7 under the Securities Act; Amendment No. 9 under the Investment Company Act of 1940); and

(2) That the text of the most recent amendment to the Registrant's registration statement has been filed electronically (EDGAR accession number 0000950130-97-000759).

                                                State Street Research
                                                Portfolios, Inc.


                                                By: /s/ Christopher P. Nicholas
                                                   ----------------------------
                                                   Christopher P. Nicholas
                                                   Vice-President and Assistant
                                                     Secretary